COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Depreciation and impairment of non-financial assets (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	$ 31,931,273	$ 31,447,803	$ 25,629,749
Depreciation of property, plant and equipment [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	4,628,095	5,610,128	5,049,540
Depreciation of other non financial assets [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	2,833,824	2,333,661	1,822,902
Depreciation of intangible assets [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	13,988,733	15,241,255	12,326,178
Right of use assets
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	6,480,621	5,962,164	6,429,230
Impairment of goodwill [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	$ 4,000,000	$ 2,300,595	$ 1,899